Interests in Other Entities - Financial Information of Joint Ventures and Associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interests In Other Entities [Abstract]
Carrying amount of interests in joint ventures and associates	$ 1,652	$ 1,579
Our share of:
Net income (loss)	122	51
Other comprehensive income (loss)	(14)	(9)
Total comprehensive income (loss)	$ 108	$ 42